ORDINARY SHARES (Details)		1 Months Ended					12 Months Ended
	Jan. 22, 2014 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	May 31, 2019 CNY (¥) shares	May 31, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)
REFERRED SHARES [Line Items]
Authorized capital | $								$ 10,000
Ordinary shares, shares authorized			500,000,000					500,000,000		500,000,000
Ordinary shares, par value | $ / shares			$ 0.00002		$ 0.00002	$ 0.00002		$ 0.00002		$ 0.00002
Issuance of shares | ¥									¥ 636,179,444		¥ 488,950,795
Ordinary shares, shares issued			190,380,309					193,770,753		190,380,309
Ordinary shares, shares outstanding			187,434,469					190,824,913		187,434,469
Issuance of shares (in shares)				18,687,500	18,687,500	16,560,000			5,976,272	5,976,272
Amount of conversion of convertible securites | $								$ 15,750,000
Ordinary shares issued upon a conversion of convertible securities							3,281,244	3,281,244
Payments of Stock Issuance Costs | $					$ 3,900,000	$ 4,300,000
Proceeds from Issuance of Common Stock				¥ 488,950,000	$ 70,900,000	$ 71,100,000	¥ 641,065,394	$ 100,597,149			¥ 488,950,795
Share Price In ADR | $ / shares					$ 16.00	$ 18.15
Treasury stock, value, acquired, cost method | ¥		¥ 43,169,878					¥ 43,169,878
Private Placement
REFERRED SHARES [Line Items]
Issuance of shares | $	$ 126,300,000					$ 35,000,000
Issuance of shares (in shares)	15,000,000					7,713,499
Shares Issued, Price Per Share | $ / shares					$ 4.00	$ 4.54
At-the-market offering
REFERRED SHARES [Line Items]
Issuance of shares (in shares)		5,976,272	5,976,272
Proceeds from Issuance of Common Stock | $			$ 98,250,000							$ 98,300,000
American Depositary Shares
REFERRED SHARES [Line Items]
Issuance of shares (in shares)	3,750,000	1,494,068	1,494,068	4,671,875	4,671,875	4,140,000			1,494,068	1,494,068
Treasury stock, shares, acquired		736,460	736,460				736,460	736,460	305,660	305,660
Treasury stock, value, acquired, cost method | ¥									¥ 29,294,325
Other Common Stock [Member]
REFERRED SHARES [Line Items]
Treasury stock, shares, acquired		2,945,840	2,945,840				2,945,840	2,945,840	1,222,640	1,222,640